DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Information Regarding Notional Amounts of Foreign Exchange Forward Contracts

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXN)		Notional Amount (USD)
	December 31, 2015	December 31, 2014	December 31, 2015	December 31, 2014
Foreign exchange contracts not designated as hedges	—	7,682	$—	$526

Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets

The following table summarizes the fair value of derivative instruments in our Unaudited Condensed Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	July 1, 2016	December 31, 2015
Derivative Assets:
Interest rate cap agreements designated as cash flow hedges	Other long-term assets	$—	$1,313

Derivative Liabilities:
Interest rate cap agreements designated as cash flow hedges	Other current liabilities	$1,074	$282
Interest rate cap agreements designated as cash flow hedges	Other long-term liabilities	5,879	—

The following table summarizes the fair value of derivative instruments in our Consolidated Balance Sheets (in thousands):

	Balance Sheet Location	December 31, 2015	December 31, 2014
Derivative Assets:
Interest rate cap agreements designated as cash flow hedges	Other long term assets	$1,313	$0

Derivative Liabilities:
Interest rate cap agreements designated as cash flow hedges	Other current liabilities	$282	$—
Foreign exchange forward contracts not designated as hedges	Other current liabilities	—	4

Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations

The following table summarizes the effect our derivative instruments have on our Unaudited Condensed Consolidated Statements of Operations (in thousands):

		Three Months Ended		Six Months Ended
	Location of gain (loss)	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Interest rate cap agreements designated as cash flow hedges	Interest expense, net	$65	$—	$75	$—

Foreign exchange forward contracts not designated as hedges	Other income, net	$—	$(4)	$—	$(4)

The following table summarizes the effect our derivative instruments have on our Consolidated Statements of Operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2015	2014	2013
Interest rate cap agreements designated as cash flow hedges	Interest expense (1)	$—	$—	$—
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	$(4)	40	(821)

		$(4)	$40	$(821)

Summary of Pre-tax Loss on Derivative Instruments Designated as Cash Flow Hedges Recognized in Other Comprehensive Income (Loss)

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Interest rate cap agreements designated as cash flow hedges	$(2,651)	$—	$(8,042)	$—

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Interest rate cap agreements designated as cash flow hedges	$985	$—	$—